Federated Hermes Fund for U.S. Government Securities Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Bloomberg US Mortgage Backed Securities Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.58%	0.15%	1.59%
A
Prospectus [Line Items]
Average Annual Return, Percent		2.76%	(1.51%)	0.48%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.17%	(2.66%)	(0.60%)
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.60%	(1.63%)	(0.10%)
C
Prospectus [Line Items]
Average Annual Return, Percent		5.83%	(1.33%)	0.35%
IS
Prospectus [Line Items]
Average Annual Return, Percent		7.92%	(0.35%)	1.07%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.
[2]	The Bloomberg US Mortgage Backed Securities Index tracks agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).